ING Life Insurance and Annuity Company
Variable Annuity Account C

State University of New York
Defined Contribution Retirement Plan

Supplement dated August 4, 2004 to the
Contract Prospectus, Contract Prospectus Summary and
Statement of Additional Information, each dated May 1, 2004

The information in this Supplement updates and amends certain information contained in the Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information. You should read this Supplement along with the Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information (SAI).

1.

ING VP Bond Portfolio - Effective August 6, 2004, the name of ING VP Bond Portfolio will change to ING VP Intermediate Bond Portfolio. Effective August 6, 2004, all references to ING VP Bond Portfolio in the Contract Prospectus, Contract Prospectus Summary and SAI are replaced with ING VP Intermediate Bond Portfolio.

2.

The information appearing in the Fund Expense Table on page 8 of the Contract Prospectus for all Janus investment options is deleted and replaced with the following to reflect reductions in fund Management (Advisory) Fees effective July 1, 2004.

Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
Janus Aspen Growth Portfolio (Institutional Shares) (16)	0.64%	--	0.02%	0.66%	--	0.66%
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares) (16)	0.64%	--	0.02%	0.66%	--	0.66%
Janus Aspen Worldwide Growth Portfolio (Institutional Shares) (16)	0.60%	--	0.06%	0.66%	--	0.66%
3.	The Footnotes to "Fund Expense Table" beginning on page 8 of the Contract Prospectus is amended by adding the following footnote:
(16)

All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2003, restated to reflect reductions in the portfolios' management fees effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

X.81216-04B C04-0726-014 (08/04)	August 2004

4.

The information appearing in the Fund Expense Table on page 8 of the Contract Prospectus Summary for all Janus investment options is deleted and replaced with the following to reflect reductions in fund Management (Advisory) Fees effective July 1, 2004.

	Column 1	Column 2	Column 3	Column 4	Column 5
Fund Name	Mortality and Expense Risk Charge	Administrative Expense Charge	Total Subaccount Annual Charges	Total Annual Fund Operating Expenses	Total Operating Expenses (Subaccount Plus Fund Expenses)
Janus Aspen Growth Portfolio (Institutional Shares)	0.85%	0.25%	1.10%	0.66%	1.76%
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)	0.85%	0.25%	1.10%	0.66%	1.76%
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)	0.85%	0.25%	1.10%	0.66%	1.76%

X.81216-04B C04-0726-014 (08/04)	August 2004